Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of identifiable intangible assets	A summary of the Company’s identifiable intangible assets as of March 31, 2023 and December 31, 2022 is as follows (in thousands):

	March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$13,959	$18,671
Acquired technology	21,940	6,582	15,358
Acquired licenses	5,711	276	5,435
Assembled workforce	500	400	100

Total intangible assets	$60,781	$21,217	$39,564

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Patent rights	$32,630	$13,415	$19,215
Acquired technology	21,940	6,216	15,724
Acquired licenses	5,711	184	5,527
Assembled workforce	500	375	125

Total intangible assets	$60,781	$20,190	$40,591

A summary of the Company’s identifiable intangible assets as of December 31, 2022 and December 31, 2021 is as follows (in thousands):

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$13,415	$19,215
Acquired technology	21,940	6,216	15,724
Acquired licenses	5,711	184	5,527
Assembled workforce	500	375	125

Total intangible assets	$60,781	$20,190	$40,591

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Intangibles, net
Patent rights	$32,630	$11,239	$21,391
Acquired technology	21,940	4,754	17,186
Assembled workforce	500	275	225

Total intangible assets	$55,070	$16,268	$38,802

Estimated future amortization expense related to intangible assets
Estimated future amortization expense related to intangible assets as of March 31, 2023 is as follows (in thousands):

Amount
2023 (Remainder of 2023)	$3,079
2024	4,031
2025	4,006
2026	4,006
2027	4,006
Thereafter	20,436

Total	$39,564

Estimated future amortization expense related to intangible assets at December 31, 2022 is as follows (in thousands):

Year Ended December 31,	Amount
2023	$4,106
2024	4,031
2025	4,006
2026	4,006
2027	4,006
Thereafter	20,436

Total	$40,591